SHARE CAPITAL	12 Months Ended
Sep. 30, 2024
SHARE CAPITAL
SHARE CAPITAL

16.         SHARE CAPITAL

During the fiscal year ended September 30, 2022, we sold an aggregate of 201,000 shares of the Company’s common stock under an “at the market” arrangement, for gross proceeds of $1.65 million (RMB11 million).

During the fiscal year ended September 30, 2022, the employees exercised an aggregate of 16,510 shares of stock options. Cash received from options exercised for the years ended September 30, 2022 was US$53,580 (RMB340,454).

During the fiscal year ended September 30, 2023, we sold an aggregate of 320,000 shares of the Company’s common stock under an “at the market” arrangement, for gross proceeds of $2.78 million (RMB 19.96 million).

During the fiscal year ended September 30, 2023, the employees exercised an aggregate of 11,000 shares of stock options. Cash received from options exercised for the years ended September 30, 2023 was US$ –nil-.

During the fiscal year ended September 30, 2023, there was capital contribution from NCI of US$1.46 million (RMB 10.48 million).

During the fiscal year ended September 30, 2023, there was cash dividend to NCI of US$27,856 (RMB 200,000).

During the fiscal year ended September 30, 2024, there was capital contribution from NCI of US$1,427 (RMB 10,000).

During the fiscal year ended September 30, 2024, there was cash dividend to NCI of US$0.2 million (RMB 1.42 million).